Loans Payable (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Summary of Breakdown of Loan Balance

	December 31, 2025	December 31, 2024
Balance, beginning	$—	$62,709
Loan repayment	—	(62,651)
Foreign exchange adjustment	—	(58)

Balance, ending	$—	$—

Current portion	$—	$—
Non-current portion	$—	$—